Supplemental Oil and Gas Information - Reserve Quantity Information (Detail)	12 Months Ended
	Dec. 31, 2015 MMcfe Bcfe MBbls MMcf	Dec. 31, 2014 MMcfe Bcfe MBbls MMcf		Dec. 31, 2013 MMcfe Bcfe MBbls MMcf
Proved developed and undeveloped reserves:
Extensions and discoveries | Bcfe	74	254		149
Oil [Member]
Proved developed and undeveloped reserves:
Beginning of the year	11,915	10,824	[1]	10,220
Extensions and discoveries	1,111	1,825		1,635
Purchase of minerals in place	535	269		211
Production	(1,331)	(908)		(631)
Sales of minerals in place	(407)	(623)		(599)
Revision of previous estimates	1,331	528		(12)
End of year	13,154	11,915		10,824	[1]
Proved developed reserves:
Beginning of year	3,708	3,238		2,813
End of year	6,101	3,708		3,238
Proved undeveloped reserves:
Beginning of year	8,207	7,586		7,407
End of year	7,053	8,207		7,586
Natural Gas [Member]
Proved developed and undeveloped reserves:
Beginning of the year | MMcf	1,013,340	671,485	[1]	549,449
Extensions and discoveries | MMcf	50,343	183,467		105,289
Purchase of minerals in place | MMcf	17,508	22,186		31,815
Production | MMcf	(98,269)	(56,574)		(28,729)
Sales of minerals in place | MMcf	(39,272)	(10,815)		(14,137)
Revision of previous estimates | MMcf	30,164	203,591		27,798
End of year | MMcf	973,814	1,013,340		671,485	[1]
Proved developed reserves:
Beginning of year | MMcf	355,331	223,362		180,523
End of year | MMcf	443,983	355,331		223,362
Proved undeveloped reserves:
Beginning of year | MMcf	658,009	448,123		368,926
End of year | MMcf	529,831	658,009		448,123
Natural Gas Liquids [Member]
Proved developed and undeveloped reserves:
Beginning of the year	53,033	35,628	[1]	31,264
Extensions and discoveries	2,741	9,876		5,712
Purchase of minerals in place	969	1,247		1,017
Production	(3,249)	(1,863)		(1,282)
Sales of minerals in place	(358)	(950)		(1,573)
Revision of previous estimates	1,024	9,095		490
End of year	54,160	53,033		35,628	[1]
Proved developed reserves:
Beginning of year	18,203	12,226		10,208
End of year	24,583	18,203		12,226
Proved undeveloped reserves:
Beginning of year	34,830	23,402		21,056
End of year	29,577	34,830		23,402
Natural Gas Equivalent [Member]
Proved developed and undeveloped reserves:
Beginning of the year | MMcfe	1,403,030	950,199	[1]	798,357
Extensions and discoveries | MMcfe	73,456	253,670		149,369
Purchase of minerals in place | MMcfe	26,532	31,283		39,183
Production | MMcfe	(125,749)	(73,200)		(40,212)
Sales of minerals in place | MMcfe	(43,861)	(20,253)		(27,169)
Revision of previous estimates | MMcfe	44,286	261,331		30,671
End of year | MMcfe	1,377,694	1,403,030		950,199	[1]
Proved developed reserves:
Beginning of year | MMcfe	486,793	316,154		258,651
End of year | MMcfe	628,081	486,793		316,154
Proved undeveloped reserves:
Beginning of year | MMcfe	916,237	634,045		539,706
End of year | MMcfe	749,613	916,237		634,045

[1]	Includes reserves of 41,077 MMcfe attributable to noncontrolling interests and NGPCIF.